Operating Segments (Tables)	9 Months Ended
Sep. 30, 2024
Segment Reporting [Abstract]
Schedule of Segment Reporting Information

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended September 30, 2024:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$235,534	$183,397	$—	$—	$418,931
Interest Revenue	639	7,533	—	—	8,172
Intersegment Revenue (2)	4,969	—	—	(4,969)	—
Total Revenue	$241,142	$190,930	$—	$(4,969)	$427,103
Adjusted EBITDA	$52,646	$84,119	$(18,978)	$—	$117,787

The information below summarizes revenue and Adjusted EBITDA by segment for the three months ended September 30, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$213,106	$172,317	$—	$—	$385,423
Interest Revenue	449	10,538	—	—	10,987
Intersegment Revenue (2)	3,292	—	—	(3,292)	—
Total Revenue	$216,847	$182,855	$—	$(3,292)	$396,410
Adjusted EBITDA	$57,467	$79,930	$(21,321)	$—	$116,076

The information below summarizes revenue and Adjusted EBITDA by segment for the nine months ended September 30, 2024:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$711,770	$546,498	$—	$—	$1,258,268
Interest Revenue	1,939	24,558	—	—	26,497
Intersegment Revenue (2)	13,809	4	—	(13,813)	—
Total Revenue	$727,518	$571,060	$—	$(13,813)	$1,284,765
Adjusted EBITDA	$158,335	$249,806	$(59,432)	$—	$348,709

The information below summarizes revenue and Adjusted EBITDA by segment for the nine months ended September 30, 2023:

	Merchant Solutions	Digital Wallets	Corporate (1)	Intersegment	Total
Revenue from external customers	$642,001	$515,976	$—	$—	$1,157,977
Interest Revenue	1,214	27,406	—	—	28,620
Intersegment Revenue (2)	7,851	—	—	(7,851)	—
Total Revenue	$651,066	$543,382	$—	$(7,851)	$1,186,597
Adjusted EBITDA	$165,572	$236,350	$(65,000)	$—	$336,922
(1)
Corporate consists of corporate overhead and unallocated shared costs of people and other resources consumed in activities that provide a benefit across the Company.
(2)
Intersegment revenue and related eliminations are primarily for processing of credit card transactions between segments.

Reconciliation Of Adjusted EBITDA From Segments

A reconciliation of total segments Adjusted EBITDA to the Company’s income before taxes is as follows:

	For the three months ended September 30,		For the nine months ended September 30,
	2024	2023	2024	2023
Segments Adjusted EBITDA	$136,765	$137,397	$408,141	$401,922
Corporate costs	(18,978)	(21,321)	(59,432)	(65,000)
Depreciation and amortization	(70,088)	(67,074)	(207,028)	(197,046)
Share-based compensation	(12,690)	(4,938)	(35,015)	(23,061)
Restructuring and other costs	(340)	(835)	(1,520)	(4,165)
Impairment expense on goodwill and intangible assets	(119)	—	(795)	(275)
Other (expense) / income, net	(14,742)	9,661	2,010	19,584
Loss on disposal of subsidiaries and other assets, net	(187)	—	(508)	—
Interest expense, net	(35,546)	(38,421)	(107,646)	(112,639)
(Loss) / income before taxes	$(15,925)	$14,469	$(1,793)	$19,320